TAXATION - Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Loss before income taxes	¥ (2,570,923)	$ (394,010)	¥ (175,809)	¥ (162,325)
Non-PRC
TAXATION
Loss before income taxes	(2,708,101)	(415,033)	(178,762)	(214,063)
PRC
TAXATION
Loss before income taxes	¥ 137,178	$ 21,023	¥ 2,953	¥ 51,738